Consolidated Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Consolidated Variable Interest Entities

Note 7: Consolidated Variable Interest Entities

As of September 30, 2014 and December 31, 2013, we consolidated five and four variable interest entities (“VIEs”), respectively. During the nine months ended September 30, 2014 and 2013, we did not provide any financial or other support to any VIEs that we were not previously contractually required to provide, nor do we intend to provide such support in the future.

Two of these VIEs lease hotels from unconsolidated affiliates in Japan. We hold a significant ownership interest in these VIEs and have the power to direct the activities that most significantly affect their economic performance. Our condensed consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised $32 million and $42 million of cash and cash equivalents, $45 million and $26 million of property and equipment, net, and $264 million and $284 million of non-recourse debt as of September 30, 2014 and December 31, 2013, respectively. The assets of these entities are only available to settle the obligations of these entities. Interest expense related to the non-recourse debt of these two consolidated VIEs was $13 million and $20 million during the nine months ended September 30, 2014 and 2013, respectively, and was included in interest expense in our condensed consolidated statements of operations.

In September 2014, we acquired an additional ownership interest in one of our consolidated VIEs in Japan. The effect of this acquisition was recognized during the nine months ended September 30, 2014, resulting in a decrease in additional paid-in capital of $6 million, a decrease in accumulated other comprehensive loss of $1 million and an increase in noncontrolling interests of $5 million. Additionally, we identified an immaterial error as of and for the years ended December 31, 2013, 2012 and 2011 with respect to accounting for the acquisition of additional ownership interests in our consolidated VIEs in Japan. The cumulative effect of the correction of these transactions resulted in a decrease in additional paid-in capital of $28 million, an increase in accumulated other comprehensive loss of $7 million and an increase in noncontrolling interests of $35 million, and had no net effect on total assets, total liabilities or total equity in any period. The correction has been reflected in our condensed consolidated balance sheet as of September 30, 2014 and within equity contributions to consolidated variable interest entities in our condensed consolidated statement of stockholders’ equity for the nine months ended September 30, 2014, and did not affect our condensed consolidated statements of operations, condensed consolidated statements of comprehensive income (loss) or condensed consolidated statements of cash flows for the nine months ended September 30, 2014.

In February 2013, one of our consolidated VIEs in Japan signed a Memorandum of Understanding to restructure the terms of its capital lease. The effect of the capital lease restructuring was recognized during the nine months ended September 30, 2013, resulting in a reduction in property and equipment, net of $44 million and a reduction in non-recourse debt of $48 million.

In June 2014 and August 2013, we formed VIEs associated with each of our securitization transactions to issue our Securitized Timeshare Debt. We are the primary beneficiaries of these VIEs as we have the power to direct the activities that most significantly affect their economic performance, the obligation to absorb their losses and the right to receive benefits that are significant to them. As of September 30, 2014 and December 31, 2013, our condensed consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised $20 million and $8 million of restricted cash and cash equivalents, $497 million and $221 million of securitized financing receivables, net and $511 million and $222 million of non-recourse debt, respectively. Our condensed consolidated statements of operations included interest income related to these VIEs of $36 million and $9 million for the nine months ended September 30, 2014 and 2013, respectively, included in timeshare revenue, as well as interest expense related to these VIEs of $7 million and $1 million for the nine months ended September 30, 2014 and 2013, respectively, included in interest expense. See Note 5: “Financing Receivables” and Note 8: “Debt” for additional details.

We have an additional consolidated VIE that owns one hotel that was immaterial to our condensed consolidated financial statements.

Note 9: Consolidated Variable Interest Entities

As of December 31, 2013, 2012 and 2011, we consolidated four, three and four VIEs, respectively. During the years ended December 31, 2013, 2012 and 2011, we did not provide any financial or other support to any VIEs that we were not previously contractually required to provide, nor do we intend to provide such support in the future.

Two of our VIEs lease hotels from unconsolidated affiliates in Japan. We hold a significant ownership interest in these VIEs and have the power to direct the activities that most significantly affect their economic performance. Our consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised $42 million and $29 million of cash and cash equivalents, $26 million and $66 million of property and equipment, net and $284 million and $408 million of non-recourse debt as of December 31, 2013 and 2012, respectively. The assets of these entities are only available to settle the obligations of these entities. Interest expense related to the non-recourse debt of these two consolidated VIEs was $28 million during the year ended December 31, 2013 and $33 million during the years ended December 31, 2012 and 2011, and was included in interest expense in our consolidated statements of operations.

In February 2013, Osaka Hilton Co., Ltd., one of our consolidated VIEs in Japan, signed a Memorandum of Understanding to restructure the terms of their capital lease. The terms of the restructuring call for a reduction in future rent expense under the lease, as well as a commitment to fund capital improvements to the hotel. As of December 31, 2013, we no longer have a commitment to fund these capital improvements. The effect of the capital lease restructuring was recognized during the year ended December 31, 2013, resulting in a reduction in property and equipment, net of $44 million and a reduction in non-recourse debt of $48 million.

In 2012, we acquired the remaining ownership interest in OHC, which was previously one of our consolidated VIEs located in Japan. See Note 3: “Acquisitions” for further discussion of this transaction.

In 2011, two of our consolidated VIEs located in Japan restructured their lease agreements which were accounted for as capital leases. We recognized a gain associated with one of the lease restructurings of $13 million during the year ended December 31, 2011, resulting from the difference between the fair value of the new lease terms and the carrying value of the former lease. This gain was recognized in other gain, net, in our consolidated statement of operations for the year ended December 31, 2011. Additionally, $7 million of the gain was recognized as being attributable to noncontrolling interests based on their ownership interest in the VIE, and was included in net income attributable to noncontrolling interests in our consolidated statement of operations for the year ended December 31, 2011.

In August 2013, we formed a VIE to issue our Securitized Timeshare Debt. We are the primary beneficiary of this VIE as we have the power to direct the activities that most significantly affect the VIE’s economic performance, the obligation to absorb losses and the right to receive benefits that are significant to the VIE. As of December 31, 2013, our consolidated balance sheet included the assets and liabilities of this entity, which primarily comprised $8 million of restricted cash and cash equivalents, $221 million of securitized financing receivables, net and $222 million of non-recourse debt. Our consolidated statement of operations included interest income of $17 million, included in timeshare revenue, and interest expense of $3 million, included in interest expense, for the year ended December 31, 2013, related to this VIE. See Note 7: “Financing Receivables” and Note 13: “Debt” for additional details of the timeshare securitization transaction.

We have an additional VIE that owns one hotel that was immaterial to our consolidated financial statements.